COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Future Minimum Lease Payments under Non-Cancelable Operating Leases
At December 31, 2018, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2019	$70,388
2020	55,102
2021	41,321
2022	28,482
2023	15,712
Thereafter	8,245
Total minimum payments	$219,250